Schedule of Investments
April 30, 2025 (unaudited)
Wisdom Short Duration Income Fund

				Shares or Principal
Security Description				Amount ($)	Fair Value ($)(1)

Corporate Bonds - 82.90%

Consumer Defensive - 2.55%
L3 Technologies, Inc., 4.4%, due 6/15/28				2,000,000	1,995,521
Philip Morris International, Inc., 4.125%, due 4/28/28				2,000,000	1,996,074

					3,991,595

Consumer Discretionary - 9.06%
Alaska Airlines 2020-1 Pass-Thru Trust, 4.8%, due 8/15/27				161,813	161,730
American Airlines Group, Inc. Series 144A, 5.50%, due 4/20/26				500,000	496,981
American Airlines Group, Inc., 3.65%, due 6/15/28				944,250	895,530
British Airways 19-1 A PTT Series 144A, 3.35%, due 6/15/29 (United Kingdom)				1,712,925	1,640,133
General Motors Financial Co., Inc., 5.665504% (Daily SOFR USD + 1.35%), due 5/8/27				1,000,000	990,977
Hyundai Capital America, 5.275%, due 6/24/27				1,100,000	1,108,641
Toyota Motor Corp. Series MTN, 5.25%, due 1/22/30				500,000	507,209
Turkish Airlines Trust, 4.2%, due 3/15/27 (Turkey)				1,083,143	1,046,887
United Airlines Holdings, Inc. Series 144A, 6.50%, due 6/20/27				1,236,150	1,240,029
United Airlines Holdings, Inc., 4.875%, due 1/15/26				444,385	442,728
US Airways 2013-1A PTT, 3.95%, due 11/15/25				425,130	423,149
Volkswagen Group of America Finance, LLC., 5.25%, due 3/22/29				2,000,000	2,005,553
Volkswagen Group of America Finance, LLC., 5.35%, due 3/27/30				1,500,000	1,495,539
Volkswagen Group of America Finance, LLC., 6.45%, due 11/16/30				1,640,000	1,709,483

					14,164,569

Energy - 8.17%
Enerflex Ltd., 9.00%, due 10/15/27 (Canada)				500,000	511,515
Energy Transfer LP Series 144A, 5.625%, due 5/1/27				1,000,000	1,000,285
Energy Transfer LP, 6.0%, due 2/1/29				1,089,000	1,101,586
HF Sinclair Corp., 4.50%, due 10/1/30				3,000,000	2,844,374
HF Sinclair Corp., 5.0%, due 2/1/28				1,000,000	988,769
HF Sinclair Corp., 5.75%, due 1/15/31				1,500,000	1,485,657
HF Sinclair Corp., 6.375, due 4/15/27				1,362,000	1,374,371
LG Energy Solution Ltd, 6.043258% (Daily SOFR USD + 1.70%), due 4/2/30 (South Korea)				2,500,000	2,469,890
Targa Resources Corp, 5.5%, due 3/1/30				1,000,000	998,927

					12,775,374

Financials - 43.24%
ACRES Commercial Realty Corp., 5.75%, due 8/15/26				2,000,000	1,960,786
American National Group, Inc., 5.75%, due 10/1/29				2,000,000	2,028,206
Athene Global Funding Series 144A, 5.38%, due 1/7/30				2,000,000	2,036,361
Australia & New Zealand Banking Group Ltd. Series 144A, 2.57%, due 11/25/35 (Australia)				2,500,000	2,161,880
Banco Santander SA, 6.833%, due 11/21/26 (United Kingdom)				1,000,000	1,009,951
Blackstone Private Credit Fund, 7.3%, due 11/27/28				1,000,000	1,057,315
Blackstone, Inc. Series 144A, 5.60%, due 11/22/29				2,000,000	1,973,547
Blue Owl Credit Income Corp. Series 144A, 6.60%, due 9/15/29				3,000,000	3,028,622
Blue Owl Credit Income Corp., 7.75%, due 1/15/29				750,000	787,231
Blue Owl Credit Income Corp., 7.75%, due 9/16/27				1,000,000	1,037,027
Blue Owl Technology Finance Corp. Series 144A, 6.10%, due 3/15/28				2,000,000	1,984,202
Blue Owl Technology Finance Corp., 4.75%, due 12/15/25				500,000	497,226
Capital One Financial Corp., 6.312%, due 6/8/29				1,000,000	1,041,063
Citadel Finance LLC., 5.9%, due 2/10/30				2,000,000	1,986,619
Citigroup, Inc., 5.218032%, due 3/4/29				1,500,000	1,484,830
Deutsche Bank AG, 4.875%, due 12/1/32 (Germany)				1,000,000	976,620
Deutsche Bank AG, 5.0%, due 9/10/29 (Germany)				1,000,000	1,006,071
Deutsche Bank AG, 5.373%, due 1/10/29 (Germany)				1,250,000	1,265,797
Fidus Investment Corp., 3.5%, due 11/15/26				250,000	238,877
Fidus Investment Corp., 6.75%, due 3/19/30				500,000	492,746
Goldman Sachs Group, Inc., 5.207%, due 1/28/31				2,000,000	2,031,166
Jefferies Financial Group, Inc., 5.0%, due 2/10/26				1,000,000	1,001,359
JPMorgan Chase & Co., 4.915%, due 1/24/29				500,000	506,644
JPMorgan Chase & Co., 5.037530% (Daily SOFR USD + 0.76161%), due 2/1/27				100,000	98,052
JPMorgan Chase & Co., 5.04%, due 1/23/28				1,000,000	1,009,516
JPMorgan Chase & Co., 5.09% (Daily SOFR USD + 0.81161%), due 2/1/27				145,000	142,079
JPMorgan Chase & Co., 5.123377 (Daily SOFR USD + 0.80%), due 1/24/29				1,500,000	1,498,499
JPMorgan Chase & Co., 5.14%, due 1/24/31				1,000,000	1,019,614
JPMorgan Chase & Co., 5.245155% (Daily SOFR USD + 0.92%), due 4/22/28				1,250,000	1,250,759
JPMorgan Chase & Co., 8.75%, due 9/1/30				1,382,000	1,625,000
Mizuho Markets Cayman LP, 4.834899% (Daily SOFR USD + 0.50%), due 5/1/26 (Cayman Islands) (2)				2,500,000	2,500,729
Morgan Stanley, 4.994%, due 4/12/29				500,000	506,424
Morgan Stanley, 5.016%, due 1/12/29				2,000,000	2,028,843
Morgan Stanley, 5.228691% (Daily SOFR USD + 0.90%), due 1/12/29				1,500,000	1,493,400
Natwest Markets plc, 4.789%, due 3/21/28 (United Kingdom)				1,000,000	1,005,867
Natwest Markets plc, 5.076%, due 1/27/30 (United Kingdom)				2,000,000	2,013,202
Natwest Markets plc, 5.292376% (Daily SOFR USD + 0.95%), due 3/21/28 (United Kingdom)				1,500,000	1,496,680
NexPoint Real Estate Finance, Inc., 5.75%, due 5/1/26				1,000,000	971,425
PACCAR Financial Corp. Series 2024-Home1 Class A1, 6.43%, due 5/25/59				1,238,792	1,251,686
PennantPark Investment Corp., 4.00%, due 11/1/26				1,000,000	958,526
Portman Ridge Finance Corp., 4.875%, due 4/30/26				1,000,000	974,318
Principal Financial Group, Inc., 4.80%, due 1/9/28				500,000	505,568
Reinsurance Group of America, Inc. Series 144A, 5.25%, due 1/9/30				2,000,000	2,043,005
Royal Bank of Canada Series GMTN, 4.965%, due 1/24/29 (Canada)				2,000,000	2,026,844
Royal Bank of Canada, 4.969%, due 8/2/30 (Canada)				2,582,000	2,611,625
Royal Bank of Canada, 5.349156% (Daily SOFR USD + 1.03%), due 2/4/31 (Canada)				2,500,000	2,478,900
Sixth Street Lending Partners, 5.75%, due 1/15/30				1,000,000	987,739
Sixth Street Lending Partners, 6.125%, due 7/15/30				1,500,000	1,503,155
Sumitomo Mitsui Financial Group, Inc., 0.00% (Daily SOFR USD + 1.05%), due 4/15/30 (Japan)				1,000,000	999,589
Toronto Dominion Bank, 5.40%, due 1/31/30 (Canada)				1,000,000	1,013,733

					67,608,923

Healthcare - 0.85%
Centene Corp., 3.00%, due 10/15/30				1,000,000	878,052
Centene Corp., 3.375%, due 2/15/30				500,000	455,728

					1,333,780

Industrials - 1.28%
LG Energy Solution Ltd, 5.25%, due 4/2/28 (South Korea)				1,500,000	1,505,795
LG Energy Solution Ltd, 5.375%, due 4/2/30 (South Korea)				500,000	496,844

					2,002,639

Materials - 0.50%
Anglo American Capital plc, 5.625, due 4/1/30 (United Kingdom)				766,000	784,529

Real Estate - 8.52%
American Tower Corp., 4.0%, due 6/1/25				700,000	699,276
American Tower Corp., 4.9%, due 3/15/30				3,000,000	3,028,628
American Tower Corp., 5.20%, due 2/15/29				1,000,000	1,021,573
Angel Oak Mortgage Trust Series 2023-3 Class A1, 4.8%, due 9/26/67				2,957,755	2,927,582
Bravo Residential Funding Trust Series 2022-NQM3 Class A1,5.11%, due 7/25/62				491,987	489,191
Starwood Commercial Mortgage Series 2022-4 Class A1, 5.19%, due 5/25/67				1,166,703	1,169,171
Velocity Comercial Capital Loan Series 2025-1 Class A, 6.03%, due 2/25/55				991,890	998,190
Velocity Comercial Capital Loan Series 2025-2 Class A, 5.67%, due 4/25/55				1,499,105	1,500,025
Velocity Comercial Capital Loan Series 2025-2 Class M1, 6.47%, due 4/25/55				999,404	999,262
Vinebrook Homes Trust, Inc. Series 2024-SFR1 Class A, 4.50%, due 3/17/41				490,194	479,527

					13,312,425

Technology - 0.31%
CDW LLC, 4.125, due 5/1/25				487,000	487,000

Utilities - 8.42%
AEP Texas, Inc., 5.45%, due 5/15/29				500,000	512,303
Dominion Energy, Inc., 5.0%, due 6/15/30				1,000,000	1,009,037
DTE Energy Co., 5.2%, due 4/1/30				2,000,000	2,032,074
EQM Midstream Partners LP, 6.5%, due 7/1/27				2,000,000	2,033,850
Korea National Oil Corp., 5.113924 (Daily SOFR USD + 0.77%), due 3/31/28 (South Korea)				2,000,000	1,991,749
Palomino Funding Trust I, 7.233%, due 5/17/28				2,275,000	2,394,726
Talen Energy Supply, LLC, 8.625%, due 6/1/30				1,500,000	1,601,382
Vistra Corp., 7.75%, due 10/15/31				1,500,000	1,586,100

					13,161,221

Total Corporate Bonds				(Cost $ 129,380,379)	129,622,055

Government-Sponsored Enterprise Debt - 4.93%

Fannie Mae-CAS Series 25-R01 Class 1A1, 5.301%, due 1/25/45				962,294	956,894
Freddie Mac - STACR Series 24-HQA1 Class A1, 5.59%, due 3/25/44				458,112	457,540
Freddie Mac - STACR Series 25-DNA1 Class A1, 5.3355%, due 1/25/45				850,000	845,757
Government National Mortgage Association Series 2019-H04 Class NA, 3.50%, due 9/20/68				430,941	407,833
Government National Mortgage Series 19-H14 Class DF, 5.42%, 8/20/69				996,204	1,004,246
Government National Mortgage Series 19-H15 Class FJ, 5.02%, due 9/20/69				2,084,117	2,072,598
Government National Mortgage Series 20-H17 Class BF, 5.64%, due 9/20/70				973,730	989,349
Government Natoinal Mortgage Series 23-H20 Class FL, 5.44%, due 5/20/73				974,189	980,546

				(Cost $ 7,780,959)	7,714,763

Mortgage-Backed Securities - 7.01%

Blackstone Mortgage Trust, Inc. Series 2020-FL2 Class B, 5.90%, due 2/15/38				1,500,000	1,499,208
Finance of America Structured Series 2025-S1 Class A3, 3.5%, due 2/25/75				994,467	940,660
Finance of America HECM Buyout Series 2024-HB1 Class A1B, 4.00%, 10/1/34				1,000,000	983,744
Finance of America HECM Buyout Series 2024-HB1 Class M2, 6.00%, due 10/1/34				1,500,000	1,496,609
Finance of America Structured Securities Trust Series 24-S2 Class A1, 3.50%, due 4/25/74				1,859,560	1,791,786
Finance of America Structured Securities Trust Series 24-S4 Class AV, 5.84%, due 11/25/74				2,265,488	2,239,193
Starwood Commercial Mortgage Series 21-FL2 Class C, 6.53%, due 4/18/38				2,000,000	2,000,000

Total Mortgage-Backed Securities				(Cost $ 10,954,904)	10,951,200

Exchange Traded Funds - 3.95%

Janus Henderson AAA CLO ETF				40,000	2,021,600
Simplify Treasury Option Income ETF				175,000	4,147,500

Total Exchange Traded Funds				(Cost $ 6,309,571)	6,169,100

Short-Term Investment (3) - 0.21%

Federated Hermes Government Obligations Institutional Funds - 4.2% (2)				324,238	324,238

Total Short-Term Investment				(Cost $ 324,238)	324,238

Total Investments - 99.00%				(Cost $ 154,750,051)	154,781,356

Liabilities In Excess of Other Assets - 1.00%					1,569,382

Total Net Assets - 100.00%					156,350,738

Futures Contracts

					Value and
					Unrealized
	Long (Short)		Notional Value of		Appreciation
	Contracts	Expiration Date	Contracts ($)	Value	(Depreciation)($)**
Index Futures
Chicago Mercantile Exchange	-105	6/20/2025	(21,788,086)	(21,858,047)	(69,961)
Chicago Mercantile Exchange	-380	6/20/2025	(41,014,725)	(41,523,906)	(509,181)

				(Cost $ (63,381,953))	(579,142)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's assets carried at fair value:

				Investments in	Other Financial
Valuation Inputs				Securities	Instruments (9)
Level 1 - Quoted Prices				$324,238	$-
Level 2 - Other Significant Observable Inputs				$154,457,118	-
Level 3 - Significant Unobservable Inputs				-	-
Total				$154,781,356	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Variable rate security; the coupon rate shown represents the rate at April 30, 2025.
(3) The yield shown represents the 7-day yield in effect at April 30, 2025.